Exhibit 99.1

GM Financial Automobile Leasing Trust 2018-1

Asset-Backed Notes

Sample Lease Agreed-Upon Procedures

Report To:

General Motors Financial Company, Inc.

GMF Leasing LLC

2 February 2018

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

General Motors Financial Company, Inc.

GMF Leasing LLC

801 Cherry Street, Suite 3500

Fort Worth, Texas 76102

Re:	GM Financial Automobile Leasing Trust 2018-1 (the “Issuing Entity”)
Asset-Backed Notes (the “Notes”)
Sample Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by General Motors Financial Company, Inc. (“GMF”), GMF Leasing LLC (the “Depositor”), BNP Paribas Securities Corp. (“BNP”), Deutsche Bank Securities Inc. (“Deutsche Bank”), SG Americas Securities, LLC (“SG Americas”) and Wells Fargo Securities, LLC (“Wells Fargo,” and together with GMF, the Depositor, BNP, Deutsche Bank and SG Americas, the “Specified Parties”) solely to assist the Depositor with respect to certain information relating to a designated pool of automobile, light duty truck and utility vehicle leases (the “Leases”) and the corresponding leased vehicles relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, GMF, on behalf of the Depositor, provided us with:

a.	Electronic data files:

i.	Labeled “GMALT 2018-1 Final Cut Data Tape_DIST.csv” and the corresponding record layout and decode information (the “Base Data File”) that GMF, on behalf of the Depositor, indicated contains information on certain automobile, light duty truck and utility vehicle leases (the “Statistical Leases”) and the corresponding leased vehicles as of 25 December 2017 (the “Statistical Cutoff Date”) and

ii.	Labeled “GMALT 2018-1 Sample Tape.xlsx” and the corresponding record layout and decode information (the “Supplemental Sample Data File,” together with the Base Data File, the “Provided Data Files”) containing tabs:

(1)	Labeled “Sample Tape” (the “VIN File”) that GMF, on behalf of the Depositor, indicated contains information relating to the:

(a)	LOAN_ACCT_NBR (“Loan account number”),

(b)	APLN_NBR (“Application number”) and

(c)	VIN (“Vehicle identification number”)

(collectively, the “Initial Supplemental Characteristics”) corresponding to each Sample Lease (as defined in Attachment A) and

(2)	Labeled “ALD Sample Tape” (the “Asset Level Disclosure File”) that GMF, on behalf of the Depositor, indicated contains information relating to the:

(a)	RPTPRDENDINGACTUALBALANCEAMT (“Reporting period ending actual balance amount”),

(b)	COLESSEEPRESENTINDICATOR (“Co-lessee present indicator”),

(c)	PAYMENTTOINCOMEPERCENTAGE (“Payment to income ratio”) and

(d)	LESSEECREDITSCORE (“FICO score – Schedule AL”)

(collectively, the “Additional Supplemental Characteristics,” together with the Initial Supplemental Characteristics, the “Supplemental Characteristics”) corresponding to each Sample Lease as of 31 December 2017 (the “Reporting Period End Date”),

b.	A schedule (the “Security Interest Mapping File”) that GMF, on behalf of the Depositor, indicated contains information relating to the lien holder or owner corresponding to each Sample Lease,

c.	Imaged copies of:

i.	The motor vehicle lease agreement and corresponding contract cure letter and/or amendment (collectively and as applicable, the “Lease Agreement”),

ii.	The title certificate, application of title or guaranty of title, notice of lien, notice of security interest, confirmation of lien perfection, vehicle ownership registration form, notice of security interest filing, lien receipt, notice of lien filing, electronic verification of title or other related documents (collectively and as applicable, the “Title Certificate”),

iii.	Certain printed screen shots and payment histories from GMF’s default manager system (the “DM System Screen Shots”),

iv.	Certain printed screen shots and account summary information from GMF’s provenir system (the “Provenir Screen Shots”),

c.	(continued)

v.	Certain printed screen shots and payment histories from GMF’s vlinq system (the “Vlinq System Screen Shots,” together with the DM System Screen Shots, the “System Screen Shots”),

vi.	Certain printed screen shots from GMF’s CPW system (the “CPW Screen Shots”),

vii.	The borrower credit application or application for financing (the “Credit Application”) and

viii.	The agreement to provide insurance, binder of insurance, confirmation of accidental physical damage insurance, supplemental provision, agreement to furnish insurance, property insurance disclosure, notice of requirement to provide insurance, insurance verification form or insurance coverage acknowledgement (collectively and as applicable, the “Agreement to Provide Insurance,” together with the Lease Agreement, Title Certificate, System Screen Shots, Provenir Screen Shots, CPW Screen Shots and Credit Application, the “Source Documents”),

relating to each Sample Lease,

d.	The list of relevant characteristics (the “Sample Characteristics”) on the Sample Data File (as defined in Attachment A), which is shown on Exhibit 1 to Attachment A, and

e.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Provided Data Files, Security Interest Mapping File, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Sample Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Provided Data Files, Security Interest Mapping File, Source Documents or any other information provided to us by GMF, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Statistical Leases or Leases, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by GMF, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Leases,

iii.	Whether the originator of the Leases complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

2 February 2018

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.	As instructed by GMF, on behalf of the Depositor, we randomly selected a sample of 150 Statistical Leases from the Base Data File (the “Sample Leases”). For the purpose of this procedure, GMF, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Leases or the methodology they instructed us to use to select the Sample Leases from the Base Data File.

For the purpose of the procedures described in this report, the 150 Sample Leases are referred to as Sample Lease Numbers 1 through 150.

2.	As instructed by GMF, on behalf of the Depositor, we appended or updated the information for each Sample Lease on the Base Data File with the corresponding Supplemental Characteristics information on the Supplemental Sample Data File, subject to the instruction provided by GMF, on behalf of the Depositor, described in the succeeding paragraph of this Item 2.

For the purpose of this procedure, GMF, on behalf of the Depositor, instructed us to replace the VIN for each Sample Lease, as shown on the Base Data File, with the corresponding vehicle identification number, as shown on the Supplemental Sample Data File.

The Base Data File, as adjusted, is hereinafter referred to as the “Sample Data File.”

3.	For each Sample Lease, we:

a.	Compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Sample Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by GMF, on behalf of the Depositor, that are stated in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by GMF, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

b.	Observed the existence of a Title Certificate.

c.	Observed that “General Motors Financial Company, Inc.” or “ACAR Leasing Ltd. (or d/b/a)” was the named lien holder or owner on the Title Certificate, or that the lien holder has assigned the vehicle corresponding to such Sample Lease to “General Motors Financial Company, Inc.” or “ACAR Leasing Ltd. (or d/b/a)” on the Title Certificate subject to the additional instruction provided by GMF, on behalf of the Depositor, described in the succeeding paragraph.

For the purpose of this procedure, GMF, on behalf of the Depositor, instructed us to:

(i)	Ignore differences due to abbreviation, truncation or spelling errors and

(ii)	Note agreement in accordance with the decode information shown on Security Interest Mapping File, as applicable.

Attachment A Page 2 of 2

3.	(continued)

d.	Observed the existence of a Credit Application.

e.	Observed the corresponding Provenir Screen Shots contained a credit bureau report summary.

f.	Observed that the corresponding Lease Agreement contained a consumer leasing disclosure statement.

g.	Observed the existence of an Agreement to Provide Insurance.

h.	Observed that the corresponding Provenir Screen Shots contained information in the co-app personal section for each Sample Lease with a Co-lessee present indicator value of “true,” as shown on the Sample Data File. We performed no procedures to determine the validity of the information contained in the co-app personal section of the Provenir Screen Shots.

Exhibit 1 to Attachment A Page 1 of 5

Sample Characteristics and Source Documents

Sample Characteristic	Sample Data File Field Name	Source Document(s)	Note(s)
Loan account number	LOAN_ACCT_NBR	Lease Agreement and DM System Screen Shots	i.

Application number	APLN_NBR	Provenir Screen Shots	i.

Vehicle identification number	VIN	Lease Agreement, Title Certificate and System Screen Shots	ii.

Maturity date	ORIGNT_MATURITY_DT	(a) Lease Agreement and recalculation and (b) System Screen Shots	ii., iii.

Original term to maturity	ORIG_MNTH_TERM_QTY	Lease Agreement and System Screen Shots	ii.

Monthly base rent payment	MNTH_PMT_BASE_RENT_AMT	Lease Agreement and System Screen Shots	ii.

Model type (new/used)	NEW_USED_CD	Lease Agreement and System Screen Shots	ii., iv.

Vehicle make	VEH_MAKE_NM	Lease Agreement and System Screen Shots	ii., v.

Vehicle model	VEH_MODEL_NM	Lease Agreement and System Screen Shots	ii., v.

Vehicle year	VEH_YR	Lease Agreement and System Screen Shots	ii.

State	APLNT_CURR_ADDR_STATE_CD	Lease Agreement and System Screen Shots	ii.

Contract residual	BOOKED_RESIDL_AMT	Lease Agreement and System Screen Shots	ii.

Contract date	CONTRCT_DT	Lease Agreement	vi.

Lease commencement date	LSE_START_DT	System Screen Shots	ii.

Remaining term to maturity	REMAIN_TERM_MNTH_QTY	System Screen Shots	vii., viii.

Reporting period ending actual balance amount	RPTPRDENDINGACTUALBALANCEAMT	System Screen Shots and recalculation	vii., ix.

Vehicle value (as of origination)	MSRP_AMT	DM System Screen Shots or Provenir Screen Shots	x.

Payment to income ratio	PAYMENTTOINCOMEPERCENTAGE	Provenir Screen Shots

Acquisition cost	NET_CAP_COST_AMT	Provenir Screen Shots

FICO score	APLN_BUR_SCORE	Provenir Screen Shots

FICO score – Schedule AL	LESSEECREDITSCORE	Provenir Screen Shots

Contract rate	APR	(a) Provenir Screen Shots or (b) CPW Screen Shots and recalculation	xi.

Notes:

i.	For identification purposes only.

Exhibit 1 to Attachment A

ii.	For the purpose of comparing the indicated Sample Characteristic for each Sample Lease (except for Sample Lease Number 36), GMF, on behalf of the Depositor, instructed us to use the DM System Screen Shots as the System Screen Shots Source Document.

For the purpose of comparing the indicated Sample Characteristic for Sample Lease Number 36, GMF, on behalf of the Depositor, instructed us to use the Vlinq System Screen Shots as the System Screen Shots Source Document.

iii.	For the purpose of comparing the maturity date Sample Characteristic for each Sample Lease, GMF, on behalf of the Depositor, instructed us to recalculate the maturity date by adding the:

a.	Original term to maturity, as shown in the Lease Agreement, to

b.	Lease commencement date, as shown in the Lease Agreement,

subject to the instructions described in the succeeding paragraphs of this note iii.

For the purpose of comparing the maturity date Sample Characteristic for each Sample Lease, GMF, on behalf of the Depositor, instructed us to note agreement if the maturity date value, as shown on the Sample Data File, is the 1st of the month following a maturity date value that falls on the 29th, 30th or 31st day of the month, as shown in the Lease Agreement.

For the purpose of comparing the maturity date Sample Characteristic to the corresponding Source Documents for each Sample Lease, GMF, on behalf of the Depositor, instructed us to ignore differences of +/- 1 day.

iv.	For the purpose of comparing the model type (new/used) Sample Characteristic for each Sample Lease, GMF, on behalf of the Depositor, indicated that a model type (new/used) value of “new,” as shown on the Sample Data File, corresponds to a model type (new/used) value of “demo,” as shown in the Lease Agreement.

Exhibit 1 to Attachment A

Notes:    (continued)

v.	For the purpose of comparing the vehicle make and vehicle model Sample Characteristics to the corresponding Source Documents for each Sample Lease, GMF, on behalf of the Depositor, instructed us to ignore differences due to abbreviation, truncation or spelling errors.

vi.	For the purpose of comparing the contract date Sample Characteristic for each Sample Lease, GMF, on behalf of the Depositor, instructed us to ignore differences of +/- 1 day.

vii.	GMF, on behalf of the Depositor, indicated that certain of the System Screen Shots contained account activity which occurred after the Statistical Cutoff Date or Reporting Period End Date, as applicable. For the purpose of comparing the:

a.	Remaining term to maturity and

b.	Reporting period ending actual balance amount

Sample Characteristics for each Sample Lease, GMF, on behalf of the Depositor, instructed us to only consider account activity which occurred on or prior to the Statistical Cutoff Date or Reporting Period End Date, as applicable.

viii.	For the purpose of comparing the remaining term to maturity Sample Characteristic for each Sample Lease (except for Sample Lease Numbers 30, 33, 36, 66, 79, 83, 96, 107, 109, 132, 137 and 140), GMF, on behalf of the Depositor, instructed us to use the DM System Screen Shots as the Source Document.

For the purpose of comparing the remaining term to maturity Sample Characteristic for Sample Lease Numbers 30, 33, 36, 66, 79, 83, 96, 107, 109, 132, 137 and 140, GMF, on behalf of the Depositor, instructed us to use the Vlinq System Screen Shots as the Source Document.

Exhibit 1 to Attachment A

Notes:    (continued)

ix.	For the purpose of comparing the reporting period ending actual balance amount Sample Characteristic for each Sample Lease (except for Sample Lease Numbers 4, 13, 17, 30, 31, 36, 37, 38, 45, 47, 49, 50, 55, 66, 67, 79, 96, 108, 110, 115, 128, 132, 138, 140, 141, 145 and 147), GMF, on behalf of the Depositor, instructed us to recalculate the reporting period ending actual balance amount as the sum of the:

a.	Contract residual,

b.	Remaining future payments and

c.	Payment due not paid,

all as shown on the DM System Screen Shots.

For the purpose of comparing the reporting period ending actual balance amount Sample Characteristic for Sample Lease Numbers 4, 13, 17, 30, 31, 36, 37, 38, 45, 47, 49, 50, 55, 66, 67, 79, 96, 108, 110, 115, 128, 132, 138, 140, 141, 145 and 147, GMF, on behalf of the Depositor, instructed us to recalculate the reporting period ending actual balance amount by:

a.	Multiplying the:

(1)	Base rent by

(2)	Payments remaining,

and

b.	Adding the EOT RV to the result obtained in a. above,

all as shown on the Vlinq System Screen Shots.

x.	For the purpose of comparing the vehicle value (as of origination) Sample Characteristic for each Sample Lease (except for Sample Lease Number 36), GMF, on behalf of the Depositor, instructed us to use the DM System Screen Shots as the Source Document.

For the purpose of comparing the vehicle value (as of origination) Sample Characteristic for Sample Lease Number 36, GMF, on behalf of the Depositor, instructed us to use the Provenir Screen Shots as the Source Document.

Exhibit 1 to Attachment A

Notes:    (continued)

xi.	For the purpose of comparing the contract rate Sample Characteristic for each Sample Lease (except for Sample Lease Numbers 61, 65, 105, 118 and 146), GMF, on behalf of the Depositor, instructed us to:

a.	Use the Provenir Screen Shots as the Source Document and

b.	Round the contract rate, as shown on the Sample Data File, to the second decimal (XX.XX%).

For the purpose of comparing the contract rate Sample Characteristic for Sample Lease Numbers 61, 65, 105, 118 and 146, GMF, on behalf of the Depositor, instructed us to recalculate the contract rate by multiplying the:

a.	Contracted money factor, as shown on the CPW Screen Shots, by

b.	2,400.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by GMF, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Difference

Sample Lease Number	Sample Characteristic	Sample Data File Value	Source Document Value
30	Reporting period ending actual balance amount	$46,694.06	$47,493.80